UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2015 (Unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 72.7% (1)
Canadian Crude/Refined Product Pipelines - 15.1% (1)
Enbridge Inc.	3,853,482	$158,879,063
Inter Pipeline Ltd.	3,246,323	69,585,214
Pembina Pipeline Corporation	1,764,600	48,957,054
		277,421,331
Canadian Natural Gas/Natural Gas Liquids Pipelines - 4.7% (1)
TransCanada Corporation	2,497,863	86,476,017
Mexican Natural Gas/Natural Gas Liquids Pipelines - 0.3% (1)
Infraestructura Energetica Nova, S.A.B de C.V.	1,089,640	4,844,366
United States Crude/Refined Product Pipelines - 5.1% (1)
Plains GP Holdings, L.P.	2,717,847	53,242,623
SemGroup Corp.	553,701	30,453,555
VTTI Energy Partners LP	408,538	8,873,445
		92,569,623
United States Local Distribution Companies - 2.7% (1)
NiSource Inc.	2,951,170	49,550,144
United States Natural Gas Gathering/Processing - 13.2% (1)
EnLink Midstream, LLC	1,456,185	34,744,574
Targa Resources Corp.	707,796	46,757,004
The Williams Companies, Inc.	3,347,144	161,332,341
		242,833,919
United States Natural Gas/Natural Gas Liquids Pipelines - 31.6% (1)
Cheniere Energy, Inc. (2)	617,443	38,374,083
Columbia Pipeline Group, Inc.	3,977,503	100,869,476
Kinder Morgan, Inc.	4,935,165	159,948,698
National Fuel Gas Company	528,795	28,533,778
ONEOK, Inc.	2,295,675	82,667,257
Spectra Energy Corporation	5,797,048	168,520,185
		578,913,477
Total Common Stock
(Cost $1,589,832,458)		1,332,608,877

Master Limited Partnerships - 23.1% (1)
United States Crude/Refined Product Pipelines - 12.1% (1)
Buckeye Partners, L.P.	413,557	29,122,684
Genesis Energy, L.P.	315,451	13,772,591
Magellan Midstream Partners, L.P.	630,832	44,517,814
MPLX LP	186,645	9,261,325
Phillips 66 Partners LP	147,740	9,218,976
Plains All American Pipeline, L.P.	1,161,099	41,869,230
Shell Midstream Partners, L.P.	455,258	18,014,559
Sunoco Logistics Partners L.P.	796,361	26,940,893
Tesoro Logistics LP	351,694	18,572,960
Valero Energy Partners LP	193,370	10,022,367
		221,313,399

United States Natural Gas Gathering/Processing - 4.0% (1)
Antero Midstream Partners LP	384,239	8,898,975
DCP Midstream Partners, LP	223,554	6,304,223
MarkWest Energy Partners, L.P.	473,700	26,702,469
Western Gas Equity Partners, LP	172,087	9,137,820
Western Gas Partners, LP	384,443	22,616,781
		73,660,268
United States Natural Gas/Natural Gas Liquids Pipelines - 7.0% (1)
Columbia Pipeline Partners LP	183,702	3,642,811
Energy Transfer Equity, L.P.	1,579,304	44,299,477
Enterprise Products Partners L.P.	2,219,353	62,386,013
EQT GP Holdings LP	142,096	4,620,962
EQT Midstream Partners LP	176,679	13,745,626
		128,694,889
Total Master Limited Partnerships
(Cost $421,432,226)		423,668,556

Short-Term Investment - 0.8% (1)
United States Investment Company - 0.8% (1)
Fidelity Institutional Money Market Portfolio, Class I, 0.13% (3)
(Cost $14,832,918)	14,832,918	14,832,918

Total Investments - 96.6% (1)
(Cost $2,026,097,602)		1,771,110,351
Other Assets in Excess of Liabilities, Net - 3.4%(1)		62,644,446
Total Net Assets - 100.0%(1)		$1,833,754,797

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2015.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,332,608,877	$-	$-	$1,332,608,877
Master Limited Partnerships	423,668,556	-	-	423,668,556
Short-Term Investment	14,832,918	-	-	14,832,918
Total Investments	$1,771,110,351	$-	$-	$1,771,110,351

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments August 31, 2015 (Unaudited)

Tortoise North American Energy Independence Fund

	Shares	Fair Value
Common Stock - 98.2% (1)
Canada Oil & Gas Production - 4.7% (1)
Suncor Energy Inc.	16,885	$476,832
United States Oil & Gas Production - 93.5% (1)
Anadarko Petroleum Corporation	13,470	964,182
Antero Resources Corporation (2)	10,526	271,992
Cabot Oil & Gas Corporation	9,211	218,024
Carrizo Oil & Gas, Inc. (2)	7,935	289,072
Cimarex Energy Co.	4,345	480,166
Concho Resources Inc. (2)	4,631	500,889
Continental Resources, Inc. (2)	4,937	158,478
Devon Energy Corporation	10,871	463,757
Diamondback Energy, Inc. (2)	4,936	337,079
Energen Corporation	1,500	78,000
EOG Resources, Inc.	12,319	964,701
EP Energy Corporation (2)	11,800	83,662
EQT Corporation	12,574	978,509
Gulfport Energy Corporation (2)	6,289	225,335
Laredo Petroleum, Inc. (2)	16,607	169,225
Marathon Oil Corporation	9,656	166,952
Newfield Exploration Company (2)	11,315	376,903
Noble Energy, Inc.	13,043	435,767
Occidental Petroleum Corporation	10,000	730,100
Pioneer Natural Resources Company	8,164	1,004,662
Range Resources Corporation	9,345	360,904
RSP Permian, Inc. (2)	8,706	208,422
Whiting Petroleum Corporation (2)	6,013	116,231
		9,583,012
Total Common Stock
(Cost $13,872,067)		10,059,844

Short-Term Investment - 2.1% (1)
United States Investment Company - 2.1% (1)
Fidelity Institutional Money Market Portfolio, Class I, 0.13% (3)
(Cost $211,888)	211,888	211,888

Total Investments - 100.3% (1)
(Cost $14,083,955)		10,271,732
Liabilities in Excess of Other Assets, Net - (0.3)%(1)		(30,086)
Total Net Assets - 100.0%(1)		$10,241,646

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2015.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock	$10,059,844	$-	$-	$10,059,844
Short-Term Investment	211,888	-	-	211,888
Total Investments	$10,271,732	$-	$-	$10,271,732

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments August 31, 2015 (Unaudited)

Tortoise Select Opportunity Fund

	Shares	Fair Value
Common Stock - 96.6% (1)
Bermuda Marine Transportation - 2.4% (1)
DHT Holdings, Inc.	24,448	$174,803
Hoegh LNG Partners LP	30,469	573,732
Nordic American Tankers Limited	12,902	175,854
		924,389
Republic of the Marshall Islands Marine Transportation - 2.5% (1)
Dorian LPG Ltd. (2)	74,306	979,353
The Netherlands Petrochemical - 8.5% (1)
LyondellBasell Industries N.V.	38,667	3,301,388
United States Crude/Refined Products Pipelines - 2.0% (1)
VTTI Energy Partners LP	36,072	783,484
United States Natural Gas Gathering/Processing - 6.5% (1)
Targa Resources Corp.	5,880	388,433
The Williams Companies, Inc.	44,093	2,125,283
		2,513,716
United States Natural Gas/Natural Gas Liquids Pipelines - 10.4% (1)
Cheniere Energy, Inc. (2)	18,527	1,151,453
Columbia Pipeline Group, Inc.	83,752	2,123,951
Spectra Energy Corporation	26,898	781,925
		4,057,329
United States Oil & Gas Production - 33.0% (1)
Anadarko Petroleum Corporation	38,092	2,726,625
Carrizo Oil & Gas, Inc. (2)	10,795	393,262
Diamondback Energy, Inc. (2)	8,543	583,402
EOG Resources, Inc.	27,417	2,147,025
EQT Corporation	35,101	2,731,560
Gulfport Energy Corporation (2)	10,998	394,058
Laredo Petroleum, Inc. (2)	65,491	667,353
Newfield Exploration Company (2)	26,174	871,856
Pioneer Natural Resources Company	14,247	1,753,236
RSP Permian, Inc. (2)	24,634	589,738
		12,858,115
United States Oilfield Services - 7.8% (1)
Baker Hughes Incorporated	22,945	1,284,920
Helmerich & Payne, Inc.	6,454	380,850
Patterson-UTI Energy, Inc.	11,550	188,034
Schlumberger Limited	15,162	1,173,084
		3,026,888
United States Petrochemical - 4.0% (1)
Westlake Chemical Corporation	28,209	1,557,983
United States Power/Utility - 4.9% (1)
NextEra Energy Partners, LP	22,151	668,517
NRG Energy, Inc.	19,593	390,293
NRG Yield, Inc.	10,637	170,830
Sempra Energy	4,109	389,739
TerraForm Power, Inc.	12,882	289,845
		1,909,224
United States Refining - 14.6% (1)
Marathon Petroleum Corporation	12,348	584,184
Phillips 66	15,917	1,258,557
Tesoro Corporation	20,919	1,924,757
Valero Energy Corporation	32,365	1,920,539
		5,688,037
Total Common Stock
(Cost $42,511,600)		37,599,906

Short-Term Investment - 17.1% (1)
United States Investment Company - 17.1% (1)
Invesco Liquid Assets Portfolio, Institutional Class, 0.12% (3)
(Cost $6,671,584)	6,671,584	6,671,584

Total Investments - 113.7% (1)
(Cost $49,183,184)		44,271,490
Liabilities in Excess of Other Assets, Net - (13.7)%(1)		(5,325,012)
Total Net Assets - 100.0%(1)		$38,946,478

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2015.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock	$37,599,906	$-	$-	$37,599,906
Short-Term Investment	6,671,584	-	-	6,671,584
Total Investments	$44,271,490	$-	$-	$44,271,490

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments August 31, 2015 (Unaudited)

Tortoise VIP MLP & Pipeline Portfolio

	Shares	Fair Value
Common Stock - 73.9% (1)
Canadian Crude/Refined Product Pipelines - 15.3% (1)
Enbridge Inc.	5,809	$239,505
Inter Pipeline Ltd.	4,609	98,794
Pembina Pipeline Corporation	2,436	67,585
		405,884
Canadian Natural Gas/Natural Gas Liquids Pipelines - 4.8% (1)
TransCanada Corporation	3,638	125,948
Mexican Natural Gas/Natural Gas Liquids Pipelines - 0.5% (1)
Infraestructura Energetica Nova, S.A.B de C.V.	2,900	12,893
United States Crude/Refined Product Pipelines - 5.7% (1)
Plains GP Holdings, L.P.	3,844	75,304
SemGroup Corp.	1,007	55,385
VTTI Energy Partners LP	917	19,917
		150,606
United States Local Distribution Companies - 2.5% (1)
NiSource Inc.	3,925	65,901
United States Natural Gas Gathering/Processing - 13.5% (1)
EnLink Midstream, LLC	2,271	54,186
Targa Resources Corp.	1,018	67,249
The Williams Companies, Inc.	4,914	236,855
		358,290
United States Natural Gas/Natural Gas Liquids Pipelines - 31.6% (1)
Cheniere Energy, Inc. (2)	880	54,692
Columbia Pipeline Group, Inc.	5,959	151,120
Kinder Morgan, Inc.	7,156	231,926
National Fuel Gas Company	716	38,635
ONEOK, Inc.	3,199	115,196
Spectra Energy Corporation	8,341	242,473
		834,042
Total Common Stock
(Cost $2,375,230)		1,953,564

Master Limited Partnerships - 23.6% (1)
United States Crude/Refined Product Pipelines - 12.2% (1)
Buckeye Partners, L.P.	597	42,041
Genesis Energy, L.P.	459	20,040
Magellan Midstream Partners, L.P.	925	65,277
MPLX LP	250	12,405
Phillips 66 Partners LP	209	13,042
Plains All American Pipeline, L.P.	1,710	61,663
Shell Midstream Partners, L.P.	674	26,670
Sunoco Logistics Partners L.P.	1,166	39,446
Tesoro Logistics LP	503	26,563
Valero Energy Partners LP	304	15,756
		322,903
United States Natural Gas Gathering/Processing - 4.2% (1)
Antero Midstream Partners LP	610	14,128
DCP Midstream Partners, LP	327	9,221
MarkWest Energy Partners, L.P.	686	38,670
Western Gas Equity Partners, LP	262	13,912
Western Gas Partners, LP	596	35,063
		110,994
United States Natural Gas/Natural Gas Liquids Pipelines - 7.2% (1)
Columbia Pipeline Partners LP	237	4,700
Energy Transfer Equity, L.P.	2,288	64,178
Enterprise Products Partners L.P.	3,264	91,751
EQT GP Holdings LP	202	6,569
EQT Midstream Partners LP	270	21,006
		188,204
Total Master Limited Partnerships
(Cost $708,296)		622,101

Short-Term Investment - 4.5% (1)
United States Investment Company - 4.5% (1)
Invesco Liquid Assets Portfolio, Institutional Class, 0.12% (3)
(Cost $118,725)	118,725	118,725

Total Investments - 102.0% (1)
(Cost $3,202,251)		2,694,390
Liabilities in Excess of Other Assets, Net - (2.0)%(1)		(51,889)
Total Net Assets - 100.0%(1)		$2,642,501

(1) Calculated as a percentage of net assets.
(2) Non-income producing security.
(3) Rate indicated is the current yield as of August 31, 2015.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,953,564	$-	$-	$1,953,564
Master Limited Partnerships	622,101	-	-	622,101
Short-Term Investment	118,725	-	-	118,725
Total Investments	$2,694,390	$-	$-	$2,694,390

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows:

	Tortoise MLP & Pipeline Fund	Tortoise North American Energy Independence Fund	Tortoise Select Opportunity Fund	Tortoise VIP MLP & Pipeline Portfolio
Cost of investments	$1,974,456,442	$14,083,955	$49,183,184	$3,209,653
Gross unrealized appreciation	101,310,070	39,186	498,104	3,924
Gross unrealized depreciation	(304,656,161)	(3,851,409)	(5,409,798)	(519,187)
Net unrealized depreciation	$(203,346,091)	$(3,812,223)	$(4,911,694)	$(515,263)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
 James R. Arnold, President

Date  October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
  James R. Arnold, President

Date  October 30, 2015

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
   Brian R. Wiedmeyer, Treasurer

Date  October 30, 2015